Description of Plan - Vesting and Notes Receivable (Details) - EBP 001	12 Months Ended
	Dec. 31, 2025 USD ($) loan plan	Dec. 31, 2024 USD ($)
Description of Plan
Employer Contribution Vesting Service Period	1 year
Employer Contribution Vesting Percentage	100.00%
Forfeited Nonvested Account	$ 166,429	$ 56,544
Forfeited Nonvested Account, Decrease from Employer Contribution	42,669
Forfeited Nonvested Account, Decrease from Administrative Expense	$ 0
Partial distribution withdrawals per plan year | plan	4
Maximum account balance that will require an automatic distribution through a lump-sum	$ 1,000
Note Receivable from Participant, Account, Minimum Borrowing, Amount	$ 1,000
Note Receivable from Participant, Account, Maximum Borrowing, to Total Account, Percentage	50.00%
Note Receivable from Participant, Account, Maximum Borrowing, Amount	$ 50,000
Note Receivable From Participant Period of Time of Reduction of Outstanding Loans	12 months
Note Receivable From Participant Maximum Borrowing Term	5 years
Note Receivable From Participant Account Basis Spread on Prime Rate	1.00%
Note Receivable from Participant, Maximum Number of Notes Outstanding | loan	2